Acquisition And Disposition Activity (Narrative) (Detail) (USD $)	12 Months Ended			12 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Branch Dispositions [Member]	Dec. 31, 2012 Florida Gulf Bancorp, Inc. [Member] Office	May 31, 2011 Omni Bancshares, Inc. [Member] Office	May 31, 2011 Cameron Bancshares, Inc. [Member] Office ATM	Jun. 14, 2011 Florida Trust Company [Member]
Business Acquisition [Line Items]
Number of branch offices of acquired				8
Common stock, share value outstanding				23.00
Business acquisition, contingent consideration				$ 45,339,000	$ 46,407,000	$ 143,241,000
Goodwill		52,000		32,420,000	63,756,000	71,417,000
Business combination, effective date of acquisition	Jul. 31, 2012
Number of branch offices acquired					14	22
Number of ATMs						48
Purchase consideration paid							700,000
Contingent payment for the acquisition of assets							670,000
Resulted additional intangible assets included in Company's consolidated balance sheet		1,400,000
Properties book value in OREO	$ 121,536,000	$ 125,046,000	$ 4,214,000,000